Commitments and Contingencies - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				102 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Rent expenses under operating lease	$ 37	$ 186	$ 87	$ 376	$ 700		$ 700	$ 700	$ 4,600
Summarizes future minimum lease payments [Abstract]
2012	498		498		992				992
2013	1,016		1,016		1,016				1,016
2014	1,040		1,040		1,040				1,040
2015	1,063		1,063		1,063				1,063
2016	276		276		276				276
Total minimum lease payments	3,893		3,893		4,387	[1]			4,387 [1]
Security and restoration deposits	2,200		2,200		1,000				1,000
Remaining security deposit obligation	1,200		1,200		1,200				1,200
Commitment to deposit cash related obligation	$ 1,200		$ 1,200		$ 1,200				$ 1,200

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.